Related Party Transactions (FY) (Details) - USD ($)		3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 16, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 16, 2021
Related Party Transaction [Line Items]
Accounts receivable, net		$ 7,893,000	$ 11,158,000	$ 17,438,000		$ 11,158,000	$ 17,438,000
Related Party
Related Party Transaction [Line Items]
Interest rate					5.00%
Interest rate if defaulted		10.00%
Accounts receivable, net		$ 600,000	700,000			700,000
Investment income, interest		100,000				100,000
Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Accounts receivable, net		300,000	400,000			400,000
Related Party | Other Assets
Related Party Transaction [Line Items]
Accounts receivable, net	$ 1,100,000	300,000	300,000	1,100,000		300,000	1,100,000
Silver Spike Sponsor
Related Party Transaction [Line Items]
Term	12 months
Interest rate	5.00%
Interest rate if defaulted	10.00%
Silver Spike Sponsor | Silver Spike
Related Party Transaction [Line Items]
Transaction expenses		1,100,000						$ 1,100,000
Silver Spike Holdings
Related Party Transaction [Line Items]
Legal fees			400,000
Sublease Agreement
Related Party Transaction [Line Items]
Income on the sublease				69,000	$ 69,000
Sublease income, net		$ 200,000				700,000	400,000
Sublease Agreement | Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Rents receivable			$ 700,000			$ 700,000
Sublease Agreement | Related Party | Accounts Receivable
Related Party Transaction [Line Items]
Rents receivable				$ 100,000			$ 100,000